RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value	3 Months Ended
Jun. 30, 2021 USD ($)
Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Abstract]
Fair value as of March 31, 2021	$ 2,742,750
Change in fair value	517,500
Fair value as of June 30, 2021	$ 3,260,250